Note 21 - Segmented Information - Segment Earnings (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Segmented assets	$ 1,302,004	$ 1,534,072	$ 7,176,192
Segmented liabilities	743,410	980,318	731,158
Total revenue	1,940,182	2,776,768	3,195,221
Segmented direct costs	271,020	225,618	385,384
Segmented selling, general & administrative	1,200,766	1,368,153	1,364,735
Segmented intangible amortization		1,051,928	1,003,485
Segmented other expense	207,902	184,666	195,003
Segmented impairment		2,087,700
Segmented profit (loss)	71,879	(5,646,377)	246,614
Segmented intangible addition			1,798,687
Segmented profit (loss)	(104,156)	(6,261,382)	64,247
Foreign exchange gain (loss)	38,351	(189,783)	(146,599)
Interest and other financial	(51,898)	(53,709)	(35,768)
Share-based payments	(162,489)	(371,513)
Other comprehensive income (loss)	32,202	(1,410)	60,173
Total Comprehensive Income (Loss)	(71,954)	(6,262,792)	124,420
Online [member]
Statement Line Items [Line Items]
Total revenue	206,955
Offline [member]
Statement Line Items [Line Items]
Total revenue	8,012
Royalty [member]
Statement Line Items [Line Items]
Total revenue	1,725,215
Online English language learning segment [member]
Statement Line Items [Line Items]
Segmented assets	141,238	189,200	4,521,560
Segmented liabilities	348,214	228,418	206,784
Total revenue		1,088,197	1,456,421
Segmented direct costs	180,832	134,695	167,597
Segmented selling, general & administrative	348,436	455,915	168,161
Segmented intangible amortization		1,051,928	1,003,485
Segmented other expense	10,918	1,074	806
Segmented impairment		2,087,700
Segmented profit (loss)	(475,131)	(6,148,195)	116,372
Segmented intangible addition			1,798,687
Segmented profit (loss)	(475,131)	(6,148,195)	116,372
Online English language learning segment [member] | Online [member]
Statement Line Items [Line Items]
Total revenue	206,955
Online English language learning segment [member] | Offline [member]
Statement Line Items [Line Items]
Total revenue	8,012
Online English language learning segment [member] | Royalty [member]
Statement Line Items [Line Items]
Total revenue	38,701
Print-based English language learning segment [member]
Statement Line Items [Line Items]
Segmented assets	1,087,463	1,257,239	1,675,740
Segmented liabilities	160,750	164,294	198,315
Total revenue		1,688,571	1,738,800
Segmented direct costs	90,188	90,923	217,787
Segmented selling, general & administrative	64,580	97,404	295,549
Segmented intangible amortization
Segmented other expense	196,079	182,461	192,658
Segmented impairment
Segmented profit (loss)	1,335,666	1,317,783	1,032,806
Segmented intangible addition
Segmented profit (loss)	1,335,666	1,317,783	1,032,806
Print-based English language learning segment [member] | Online [member]
Statement Line Items [Line Items]
Total revenue
Print-based English language learning segment [member] | Offline [member]
Statement Line Items [Line Items]
Total revenue
Print-based English language learning segment [member] | Royalty [member]
Statement Line Items [Line Items]
Total revenue	1,686,514
Head office [member]
Statement Line Items [Line Items]
Segmented assets	73,303	87,633	978,892
Segmented liabilities	234,446	587,606	326,059
Total revenue
Segmented direct costs
Segmented selling, general & administrative	787,750	814,834	901,025
Segmented intangible amortization
Segmented other expense	905	1,131	1,539
Segmented impairment
Segmented profit (loss)	(788,655)	(815,965)	(902,564)
Segmented intangible addition
Segmented profit (loss)	(788,655)	$ (815,965)	$ (902,564)
Head office [member] | Online [member]
Statement Line Items [Line Items]
Total revenue
Head office [member] | Offline [member]
Statement Line Items [Line Items]
Total revenue
Head office [member] | Royalty [member]
Statement Line Items [Line Items]
Total revenue